UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 09/30/2012

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2012

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1 (b))	(Note 1 (a))
---------		-----------	-----------------------	-------------------
	COMMERCIAL PAPER --- 71.76%
$ 320,000	Barclays U.S. Funding Corp.	10/01/2012	0.05%	$320,000
1,025,000	Sherwin-Williams Company (The)	10/01/2012	0.25%	1,025,000
1,000,000	Sherwin-Williams Company (The)	10/02/2012	0.25%	999,993
1,500,000	Rockwell Automation, Inc.	10/03/2012	0.22%	1,499,982
250,000	Toyota Motor Credit Corporation	10/03/2012	0.25%	249,997
2,000,000	Wisconsin Electric Power Company	10/03/2012	0.18%	1,999,980
991,000	BMW US Capital, LLC	10/04/2012	0.16%	990,987
750,000	ConocoPhillips Qatar Funding Ltd.	10/09/2012	0.20%	749,967
250,000	ConocoPhillips Qatar Funding Ltd.	10/10/2012	0.22%	249,986
393,000	Rockwell Automation, Inc.	10/10/2012	0.23%	392,977
1,300,000	Rockwell Automation, Inc.	10/10/2012	0.22%	1,299,929
1,000,000	BMW US Capital, LLC	10/12/2012	0.18%	999,945
500,000	ConocoPhillips Qatar Funding Ltd.	10/12/2012	0.15%	499,977
500,000	Prudential plc	10/12/2012	0.34%	499,948
750,000	Bank of Nova Scotia New York
	Agency (The)	10/15/2012	0.16%	749,953
980,000	BMW US Capital, LLC	10/15/2012	0.15%	979,943
700,000	Coca-Cola Company (The)	10/15/2012	0.24%	699,935
310,000	John Deere Bank S.A.	10/15/2012	0.16%	309,981
500,000	John Deere Financial Limited	10/17/2012	0.15%	499,967
500,000	John Deere Financial Limited	10/17/2012	0.15%	499,967
1,125,000	Prudential plc	10/17/2012	0.36%	1,124,825
500,000	John Deere Financial Limited	10/19/2012	0.15%	499,962
617,000	John Deere Financial Limited	10/23/2012	0.16%	616,940
750,000	General Electric Capital Corporation	10/24/2012	0.34%	749,842
300,000	ConocoPhillips Qatar Funding Ltd.	10/25/2012	0.22%	299,956
600,000	ConocoPhillips Qatar Funding Ltd.	10/26/2012	0.22%	599,908
785,000	Bank of Nova Scotia New York
	Agency (The)	10/29/2012	0.20%	784,878
715,000	Bank of Nova Scotia New York
	Agency (The)	10/29/2012	0.20%	714,889
425,000	ConocoPhillips Qatar Funding Ltd.	10/30/2012	0.22%	424,925
1,000,000	JPMorgan Chase & Co.	11/01/2012	0.20%	999,828
465,000	Nestle Finance International Ltd.	11/01/2012	0.20%	464,920
350,000	Reckitt Benckiser Treasury
	Services plc	11/01/2012	0.51%	349,849
1,600,000	American Honda Finance Corporation	11/05/2012	0.15%	1,599,767
400,000	Reckitt Benckiser Treasury
	Services plc	11/07/2012	0.36%	399,856
625,000	General Re Corporation	11/08/2012	0.20%	624,868
250,000	Coca-Cola Company (The)	11/13/2012	0.23%	249,931
1,250,000	Toyota Motor Credit Corporation	11/13/2012	0.22%	1,249,672
398,000	John Deere Bank S.A.	11/15/2012	0.14%	397,930
200,000	General Electric Capital Corporation	11/19/2012	0.34%	199,910
984,000	Nordea North America Inc.	11/21/2012	0.21%	983,707
900,000	Nordea North America Inc.	11/26/2012	0.26%	899,636
450,000	Nordea North America Inc.	11/27/2012	0.21%	449,850
750,000	General Electric Capital Corporation	11/30/2012	0.24%	749,700
500,000	Reckitt Benckiser Treasury
	Services plc	12/05/2012	0.46%	499,594
1,000,000	General Electric Capital Corporation	12/10/2012	0.36%	999,319
250,000	Reckitt Benckiser Treasury
	Services plc	12/11/2012	0.46%	249,778
1,000,000	JPMorgan Chase & Co.	12/14/2012	0.23%	999,527
500,000	ConocoPhillips Qatar Funding Ltd.	12/20/2012	0.19%	499,789
2,500,000	Westpac Securities NZ Limited	12/21/2012	0.20%	2,498,875
650,000	Westpac Securities NZ Limited	12/21/2012	0.20%	649,708
1,000,000	JPMorgan Chase & Co.	12/26/2012	0.22%	999,474
750,000	Honeywell International, Inc.	12/27/2012	0.23%	749,583
1,050,000	Honeywell International, Inc.	12/28/2012	0.23%	1,049,410
1,000,000	Nestle Finance International Ltd.	01/08/2013	0.28%	999,230
300,000	General Electric Capital Corporation	01/10/2013	0.21%	299,823
2,000,000	Coca-Cola Company (The)	01/22/2013	0.26%	1,998,368
1,000,000	Prudential plc	02/05/2013	0.71%	997,531
1,000,000	Bank of Nova Scotia New York
	Agency (The)	02/26/2013	0.24%	999,013
250,000	Coca-Cola Company (The)	03/01/2013	0.24%	249,748
1,216,000	Reckitt Benckiser Treasury
	Services plc	04/18/2013	0.41%	1,213,311
500,000	Reckitt Benckiser Treasury
	Services plc	07/02/2013	0.51%	498,097
500,000	Nestle Capital Corporation	07/10/2013	0.34%	498,707
				------------

	TOTAL COMMERCIAL PAPER			47,902,848
				------------
	U.S. GOVERNMENT SECURITIES --- 13.88%
$2,500,000	U.S. Treasury Note	11/15/2012	0.07%	2,503,744
3,000,000	U.S. Treasury Note	11/30/2012	0.14%	3,001,696
2,000,000	U.S. Treasury Note	12/31/2012	0.14%	2,002,321
1,750,000	U.S. Treasury Note	02/15/2013	0.16%	1,757,747
				------------
	TOTAL U.S. GOVERNMENT
	SECURITIES			9,265,508
				------------
	OTHER --- 14.35%
55,000	Federal Farm Credit Banks	11/02/2012	0.24%	55,007
4,500,000	Federal Farm Credit Banks	03/06/2013	0.23%	4,500,575
3,000,000	Federal Farm Credit Banks	04/16/2013	0.21%	2,999,998
2,025,000	Federal Home Loan Banks	07/22/2013	0.28%	2,024,861
				------------
	TOTAL OTHER SECURITIES			9,580,441
				------------
	TOTAL SECURITY HOLDINGS - 99.99%			66,748,797
				------------
	OTHER ASSETS, NET OF LIABILITIES - 0.01%			5,045
				------------
	TOTAL NET ASSETS
	(base of percentages disclosed above) - 100.00%			$66,753,842
				------------
				------------

	% OF NET ASSETS

As of September 30, 2012, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$-
Level 2 -
Commercial Paper	47,902,848
U.S. Government and Agency Securities	9,265,508
Other	9,580,441
Variable Rate Security	-
Level 3 - Significant Unobservable Inputs	-
----------
Total	$66,748,797
----------
----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 10/29/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 10/29/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 10/29/2012